Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
Schedule of Investments

Investments consisted of the following:

	As of December 31,
	2024	2025
Fixed deposit receipts	$6,464	$1,497
Total short-term investments	6,464	1,497

Fixed deposit receipts	10,293	10,545
Total long-term investments	10,293	10,545
Total investments	$16,757	$12,042